Earnings Per Equity Share - Summary of Basic Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 90,031	$ 1,300	₨ 80,081	₨ 84,895
Weighted average number of equity shares outstanding	6,007,376,837	6,007,376,837	6,333,391,200	6,476,108,013
Basic earnings per share | (per share)	₨ 14.99	$ 0.22	₨ 12.64	₨ 13.11